Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of expenses incurred according to the agreement with iDnext
	Year ended December 31,
	2018	2017	2016

Monthly fees	$183	$125	$104
Bonus	$49	$-	$-
Payments for employees	$39	$-	$-

Total	$271	$125	$104